UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

STRATEGIC EQUITY PORTFOLIO

VAN KAMPEN ENTERPRISE PORTFOLIO

FORM N-Q

JULY 31, 2004

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 96.1%
CONSUMER DISCRETIONARY — 11.9%
Hotels Restaurants & Leisure — 1.7%
202,400	McDonald’s Corp.	$5,566,000
Household Durables — 0.9%
142,700	Newell Rubbermaid Inc.	3,082,320
Leisure Equipment & Products — 1.2%
224,200	Mattel, Inc.	3,927,984
Media — 6.7%
	Comcast Corp.:
81,300	Class A Shares*	2,227,620
88,300	Special Class A Shares*	2,366,440
431,800	Liberty Media Corp., Series A Shares*	3,661,664
21,600	Liberty Media International, Inc., Series A Shares*	673,488
147,000	The News Corp. Ltd, Sponsored Preferred ADR	4,670,190
266,100	Time Warner Inc.*	4,430,565
137,700	Viacom Inc., Class B Shares	4,625,343
		22,655,310
Multiline Retail — 1.4%
107,600	Target Corp.	4,691,360
	TOTAL CONSUMER DISCRETIONARY	39,922,974
CONSUMER STAPLES — 6.8%
Food & Drug Retailing — 2.8%
384,700	The Kroger Co.*	6,078,260
152,700	Safeway Inc.*	3,226,551
		9,304,811
Household Products — 1.6%
87,900	Kimberly-Clark Corp.	5,631,753
Tobacco — 2.4%
168,900	Altria Group, Inc.	8,039,640
	TOTAL CONSUMER STAPLES	22,976,204
ENERGY — 10.1%
Energy Equipment & Services — 2.8%
149,700	ENSCO International Inc.	4,507,467
86,700	GlobalSantaFe Corp.	2,375,580
57,900	Nabors Industries, Ltd*	2,692,350
		9,575,397
Oil & Gas — 7.3%
112,600	BP PLC, Sponsored ADR	6,346,136
69,300	ChevronTexaco Corp.	6,628,545
88,300	Royal Dutch Petroleum Co., New York Shares	4,441,490
71,600	Total SA, Sponsored ADR	6,970,260
		24,386,431
	TOTAL ENERGY	33,961,828

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
FINANCIALS — 22.5%
Banks — 7.9%
100,600	Bank of America Corp.	$8,552,006
111,700	The Bank of New York Co., Inc.	3,209,141
151,600	U.S. Bancorp	4,290,280
97,200	Wachovia Corp.	4,306,932
75,600	Washington Mutual, Inc.	2,933,280
56,700	Wells Fargo & Co.	3,255,147
		26,546,786
Diversified Financials — 8.6%
85,200	American Express Co.	4,281,300
52,600	Capital One Financial Corp.	3,646,232
39,500	The Goldman Sachs Group, Inc.	3,483,505
91,500	JPMorgan Chase & Co.	3,415,695
158,700	MBNA Corp.	3,918,303
86,500	Merrill Lynch & Co., Inc	4,300,780
67,300	Morgan Stanley	3,319,909
127,600	Waddell & Reed Financial, Inc., Class A Shares	2,477,992
		28,843,716
Insurance — 3.9%
92,800	American International Group, Inc.	6,556,320
58,700	Loews Corp.	3,324,181
86,200	The St. Paul Travelers Cos., Inc.	3,195,434
		13,075,935
Real Estate — 2.1%
141,100	Equity Office Properties Trust	3,661,545
118,300	Equity Residential	3,495,765
		7,157,310
	TOTAL FINANCIALS	75,623,747
HEALTHCARE — 9.9%
Health Care Providers & Services — 1.0%
83,900	HCA Inc.	3,242,735
Pharmaceuticals — 8.9%
102,900	GlaxoSmithKline PLC, ADR	4,213,755
59,600	Johnson & Johnson	3,294,092
96,100	Merck & Co. Inc.	4,358,135
296,900	Pfizer Inc.	9,488,924
195,400	Schering-Plough Corp.	3,802,484
135,400	Wyeth	4,793,160
		29,950,550
	TOTAL HEALTHCARE	33,193,285
INDUSTRIALS — 7.7%
Aerospace & Defense — 4.1%
98,000	The Boeing Co.	4,973,500

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 7.7% (continued)
92,000	Lockheed Martin Corp.	$4,875,080
42,100	United Technologies Corp.	3,936,350
		13,784,930
Commercial Services & Supplies — 1.8%
56,900	Avery Dennison Corp.	3,446,433
96,000	Waste Management, Inc.	2,701,440
		6,147,873
Industrial Conglomerates — 1.8%
156,400	Honeywell International Inc.	5,882,204
	TOTAL INDUSTRIALS	25,815,007
INFORMATION TECHNOLOGY — 12.2%
Communications Equipment — 4.6%
187,000	3Com Corp.*	921,910
118,700	Comverse Technology, Inc.*	2,025,022
511,800	Lucent Technologies Inc.*	1,560,990
451,300	Nokia Oyj, Sponsored ADR	5,244,106
1,537,800	Nortel Networks Corp.*	5,628,348
		15,380,376
Computers & Peripherals — 3.5%
279,400	Hewlett-Packard Co.	5,629,910
31,300	International Business Machines Corp.	2,725,291
843,700	Sun Microsystems, Inc.*	3,332,615
		11,687,816
Electronic Equipment & Instruments — 1.9%
149,300	Celestica Inc., Subordinate Voting Shares*	2,560,495
723,900	Solectron Corp.*	3,981,450
		6,541,945
Software — 2.2%
224,400	Microsoft Corp.	6,386,424
159,900	Novell, Inc.*	1,093,716
		7,480,140
	TOTAL INFORMATION TECHNOLOGY	41,090,277
MATERIALS — 3.5%
Chemicals — 0.6%
49,300	The Dow Chemical Co.	1,966,577
Metals & Mining — 1.5%
158,700	Alcoa Inc.	5,083,161
Paper & Forest Products — 1.4%
108,400	International Paper Co.	4,686,132
	TOTAL MATERIALS	11,735,870
TELECOMMUNICATION SERVICES — 6.1%
Diversified Telecommunication Services — 4.8%
152,800	AT&T Corp.	2,307,280
175,200	MCI Inc.	2,677,056

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES — 6.1% (continued)
199,700	SBC Communications Inc.	$5,060,398
156,100	Verizon Communications Inc.	6,016,094
		16,060,828
Wireless Telecommunication Services — 1.3%
189,300	AT&T Wireless Services Inc.*	2,733,492
73,500	Nextel Communications, Inc., Class A Shares*	1,672,860
		4,406,352
	TOTAL TELECOMMUNICATION SERVICES	20,467,180
UTILITIES — 5.4%
Electric Utilities — 3.2%
82,500	Ameren Corp.	3,686,925
108,200	FirstEnergy Corp.	4,230,620
99,200	PG&E Corp.*	2,831,168
		10,748,713
Gas Utilities — 1.0%
410,400	El Paso Corp.	3,238,056
Multi-Utilities — 1.2%
196,600	NiSource Inc.	4,069,620
	TOTAL UTILITIES	18,056,389
	TOTAL COMMON STOCK (Cost — $ 301,846,643)	322,842,761

RIGHTS	SECURITY	VALUE
CONSUMER DISCRETIONARY —0.0%
Media — 0.0%
4,320	Liberty Media International, Inc., Series A Shares* (Cost — $0)	25,963

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 3.9%
$13,208,000	UBS Securities LLC dated 7/30/04, 1.35% due 8/2/04; Proceeds at maturity — $13,209,486; (Fully collateralized by various U.S. government agency obligations and International Bank for Reconstruction and Development Notes, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market Value — $13,472,234) (Cost — $13,208,000)	13,208,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 315,054,643**)	$336,076,724
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 91.8%
CONSUMER DISCRETIONARY — 10.6%
Hotels Restaurants & Leisure — 0.8%
33,600	International Game Technology	$1,086,624
75,800	McDonald’s Corp.	2,084,500
27,551	Shuffle Master, Inc. (a)*	881,356
		4,052,480
Media — 9.4%
693,256	British Sky Broadcasting Group PLC	7,623,575
396,381	The DIRECTV Group, Inc.*	6,425,336
154,700	Fox Entertainment Group Inc., Class A Shares*	4,181,541
158,700	Lamar Advertising Co., Class A Shares *	6,381,327
788,000	Liberty Media Corp., Series A Shares*	6,682,240
37,650	Liberty Media International, Inc., Series A Shares (a)*	1,173,927
	The News Corp. Ltd.:
76,600	Sponsored ADR (a)	2,596,740
75,961	Sponsored Preferred ADR Shares	2,413,281
128,163	Pixar, Inc.(a)*	8,745,843
23,800	Playboy Enterprises, Inc., Class B Shares (a)*	265,608
43,913	Sogecable, S.A.(a)*	1,624,576
17,023	Viacom Inc., Class B Shares	571,803
4,200	XM Satellite Radio Holdings Inc., Class A Shares (a)*	110,838
		48,796,635
Multiline Retail — 0.2%
26,000	Wal-Mart Stores, Inc.	1,378,260
Specialty Retail — 0.2%
700	Abercrombie & Fitch Co., Class A Shares	25,816
4,247	Dixons Group PLC	12,400
48,495	Monro Muffler Brake, Inc.*	1,072,224
1,700	Staples, Inc.	49,096
2,100	Urban Outfitters, Inc. (a)*	62,454
		1,221,990
	TOTAL CONSUMER DISCRETIONARY	55,449,365
CONSUMER STAPLES — 8.2%
Beverages — 1.8%
184,600	PepsiCo, Inc.	9,230,000
Food Products — 3.7%
50,600	Bunge Ltd. (a)	2,030,578
125,810	Hormel Foods Corp. (a)	3,734,041
69,000	The J. M. Smucker Co.	2,884,890
71,400	Kellogg Co.	2,974,524

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Food Products — 3.7%(continued)
147,200	Kraft Foods Inc., Class A Shares	$4,496,960
85,100	McCormick & Co., Inc., Non-Voting Shares (a)	3,044,027
55,900	SunOpta Inc. (a)*	408,070
		19,573,090
Household Products — 2.7%
266,300	The Procter & Gamble Co.	13,887,545
	TOTAL CONSUMER STAPLES	42,690,635
ENERGY — 9.5%
Energy Equipment & Services — 3.8%
69,760	ENSCO International Inc. (a)	2,100,474
111,300	Halliburton Co.	3,533,775
229,131	Pride International, Inc.*	4,124,358
119,900	Rowan Cos., Inc.*	2,927,958
106,900	Schlumberger Ltd.	6,875,808
		19,562,373
Oil & Gas — 5.7%
111,600	BP PLC., Sponsored ADR	6,289,776
260,600	Exxon Mobil Corp.	12,065,780
18,309	LUKOIL, Sponsored ADR	1,995,681
118,800	Sibneft, Sponsored ADR (a)	2,997,324
65,100	Total SA, Sponsored ADR	6,337,485
		29,686,046
	TOTAL ENERGY	49,248,419
FINANCIALS — 6.8%
Banks — 0.4%
67,200	Boston Private Financial Holdings, Inc. (a)	1,559,712
15,000	Wintrust Financial Corp. (a)	795,450
		2,355,162
Diversified Financials — 3.6%
491,950	SLM Corp.	18,654,744
Insurance — 2.8%
12,600	Ambac Financial Group, Inc.	895,986
50,600	American International Group, Inc.	3,574,890
	Berkshire Hathaway Inc.:
42	Class A Shares*	3,664,500
1,507	Class B Shares*	4,361,258
21,100	The Hartford Financial Services Group, Inc.	1,373,610
26,040	Scottish Re Group Ltd. (a)	531,216
		14,401,460
	TOTAL FINANCIALS	35,411,366

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
HEALTHCARE — 20.8%
Biotechnology — 2.6%
26,600	Biogen Idec Inc.*	$1,596,000
118,003	Dendreon Corp.*	1,086,808
167,600	Genentech, Inc.*	8,158,768
158,400	Millennium Pharmaceuticals, Inc.*	1,761,408
19,700	OSI Pharmaceuticals, Inc. (a)*	1,183,970
		13,786,954
Healthcare Equipment & Supplies — 2.4%
212,600	Biomet, Inc.	9,352,274
58,800	Medtronic, Inc.	2,920,596
		12,272,870
Healthcare Providers & Services — 6.3%
450,900	Caremark Rx, Inc.*	13,752,450
117,300	Covance Inc.*	4,303,737
235,200	UnitedHealth Group Inc.	14,794,080
		32,850,267
Pharmaceuticals — 9.5%
204,850	Barr Pharmaceuticals, Inc.*	7,036,598
53,500	Merck & Co., Inc.	2,426,225
126,300	Novartis AG, Sponsored ADR	5,640,558
563,300	Pfizer Inc.	18,003,068
164,024	Roche Holding AG (a)	16,221,590
		49,328,039
	TOTAL HEALTHCARE	108,238,130
INDUSTRIALS — 13.4%
Aerospace & Defense — 7.9%
44,100	General Dynamics Corp.	4,357,962
298,300	Lockheed Martin Corp.	15,806,917
260,000	Northrop Grumman Corp.	13,676,000
201,700	United Defense Industries, Inc.*	6,988,905
		40,829,784
Airlines — 0.1%
17,200	AirTran Holdings, Inc.*	191,780
8,400	Southwest Airlines Co.	121,548
		313,328
Electrical Equipment — 0.0%
8,400	American Power Conversion Corp.	126,840
100	Nitto Denko Corp.	4,184
		131,024

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Industrial Conglomerates — 3.7%
160,100	General Electric Co.	$5,323,325
304,900	Honeywell International Inc.	11,467,289
80,200	Tyco International Ltd.	2,486,200
		19,276,814
Machinery — 1.7%
113,500	ITT Industries, Inc.	9,074,325
Road & Rail — 0.0%
100	Union Pacific Corp.	5,634
	TOTAL INDUSTRIALS	69,630,909
INFORMATION TECHNOLOGY — 5.6%
Communications Equipment — 0.7%
1,001,600	CIENA Corp.*	2,824,512
2,100	Cisco Systems, Inc.*	43,806
20,300	Harris Corp.	963,844
		3,832,162
Computers & Peripherals — 0.1%
1,204	Dell Inc.*	42,706
42,000	Western Digital Corp.*	294,420
		337,126
Electronic Equipment & Instruments — 1.3%
143,900	Diebold, Inc.	6,633,790
Internet Software & Services — 0.1%
11,000	NetRatings, Inc.*	151,250
2,000	Yahoo! Inc.*	61,600
		212,850
IT Consulting & Services — 0.0%
1,600	Computer Sciences Corp.*	75,600
Semiconductor Equipment & Products — 0.0%
10,500	O2Micro International Ltd.*	135,135
Software — 3.4%
611,500	Microsoft Corp.	17,403,290
17,800	NDS Group plc, Sponsored ADR*	403,170
		17,806,460
	TOTAL INFORMATION TECHNOLOGY	29,033,123
MATERIALS — 1.5%
Chemicals — 0.3%
42,300	The Dow Chemical Co.	1,687,347
Containers & Packaging — 0.0%
4,600	Smurfit-Stone Container Corp.*	85,606

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
Metals & Mining — 1.2%
59,100	Arch Coal, Inc.	$1,995,807
42,000	Newmont Mining Corp.	1,699,740
47,100	Peabody Energy Corp. (a)	2,646,078
		6,341,625
Paper & Forest Products — 0.0%
2,100	International Paper Co.	90,783
	TOTAL MATERIALS	8,205,361
TELECOMMUNICATION SERVICES — 15.4%
Diversified Telecommunication Services — 14.8%
568,800	BellSouth Corp.	15,408,792
1,111,600	SBC Communications Inc.	28,167,944
868,000	Verizon Communications Inc.	33,452,720
		77,029,456
Wireless Telecommunication Services — 0.6%
210,000	AT&T Wireless Services, Inc.*	3,032,400
	TOTAL TELECOMMUNICATION SERVICES	80,061,856
	TOTAL COMMON STOCK (Cost — $ 474,200,963)	477,969,164
PREFERRED STOCK — 0.2%
ENERGY — 0.2%
12,900	Chesapeake Energy Corp., 6.000% Cumulative Convertible (Cost — $770,517)	1,033,612
CONVERTIBLE BONDS — 0.4%
INFORMATION TECHNOLOGY — 0.4%
2,550,000	CIENA Corp., Notes 3.750% due 2/1/08 (Cost — $ 2,307,078)	2,237,625

RIGHTS	SECURITY	VALUE
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
7,530	Liberty Media International, Inc., Series A Shares* (Cost — $0)	45,255

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 7.6%
$39,347,000	State Street Bank and Trust Co. dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $39,351,099; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 8/15/29; Market Value — $40,137,228) (Cost — $39,347,000)	39,347,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 516,625,558**)	$520,632,656

See Notes to Schedules of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
LOANED SECURITIES COLLATERAL
37,600,410	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $37,600,410)	$37,600,410
(a)	All or a portion of this security is on loan (See Note 3).
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedules of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 92.5%
CONSUMER DISCRETIONARY — 13.7%
Hotels Restaurants & Leisure — 7.2%
43,700	Carnival Corp.	$2,036,857
8,700	Harrah’s Entertainment, Inc.	404,463
38,000	Marriott International, Inc., Class A Shares	1,854,400
36,600	Starwood Hotels & Resorts Worldwide, Inc.	1,647,000
		5,942,720
Media — 3.9%
27,000	EchoStar Communications Corp., Class A Shares*	748,440
	The News Corp. Ltd.:
13,800	Sponsored ADR (a)	467,820
38,600	Sponsored Preferred ADR	1,226,322
34,900	The Walt Disney Co.	805,841
		3,248,423
Multiline Retail — 2.1%
20,300	Target Corp.	885,080
15,200	Wal-Mart Stores, Inc.	805,752
		1,690,832
Textiles & Apparel — 0.5%
9,100	Coach, Inc.*	389,389
	TOTAL CONSUMER DISCRETIONARY	11,271,364
CONSUMER STAPLES — 8.7%
Beverages — 2.8%
9,800	Brown-Forman Corp., Class B Shares (a)	455,798
36,000	PepsiCo, Inc.	1,800,000
		2,255,798
Food & Drug Retailing — 1.3%
25,900	CVS Corp.	1,084,433
Household Products — 3.3%
22,600	The Clorox Co.	1,124,802
30,200	The Procter & Gamble Co.	1,574,930
		2,699,732
Personal Products — 1.3%
28,400	The Gillette Co.	1,107,032
	TOTAL CONSUMER STAPLES	7,146,995
ENERGY — 4.4%
Energy Equipment & Services — 1.8%
46,800	Halliburton Co.	1,485,900

See Notes to Schedules of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas — 2.6%
16,600	BP PLC, Sponsored ADR	$935,576
5,300	ConocoPhillips	417,481
7,800	Total SA, Sponsored ADR(a)	759,330
		2,112,387
	TOTAL ENERGY	3,598,287
FINANCIALS — 8.4%
Banks — 3.6%
19,400	Bank of America Corp.	1,649,194
22,700	Wells Fargo & Co.	1,303,207
		2,952,401
Diversified Financials — 4.0%
26,400	American Express Co.	1,326,600
29,750	JPMorgan Chase & Co.	1,110,568
16,400	Merrill Lynch & Co., Inc.	815,408
		3,252,576
Insurance — 0.8%
9,625	American International Group, Inc.	680,006
	TOTAL FINANCIALS	6,884,983
HEALTHCARE — 18.6%
Biotechnology — 2.8%
17,100	Amgen Inc.*	972,648
7,000	Biogen Idec Inc.*	420,000
17,200	Celgene Corp.*	917,276
		2,309,924
Healthcare Equipment & Supplies — 2.6%
16,400	Medtronic, Inc.	814,588
6,800	St. Jude Medical, Inc.*	463,284
11,400	Zimmer Holdings, Inc.*	869,934
		2,147,806
Healthcare Providers & Services — 2.1%
28,300	Caremark Rx, Inc.*	863,150
14,200	UnitedHealth Group Inc.	893,180
		1,756,330
Pharmaceuticals — 11.1%
9,500	Allergan, Inc.	718,580
14,200	Eli Lilly and Co.	904,824
31,700	Johnson & Johnson	1,752,059
58,050	Pfizer Inc.	1,855,278
68,000	Schering-Plough Corp.	1,323,280
56,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR (a)	1,657,600
25,100	Wyeth	888,540
		9,100,161
	TOTAL HEALTHCARE	15,314,221

See Notes to Schedules of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 12.0%
Aerospace & Defense — 1.0%
12,100	Goodrich Corp.	$391,193
4,300	United Technologies Corp.	402,050
		793,243
Commercial Services & Supplies — 1.5%
29,400	Automatic Data Processing, Inc.	1,234,212
Industrial Conglomerates — 5.7%
68,500	General Electric Co.	2,277,625
78,900	Tyco International Ltd.	2,445,900
		4,723,525
Machinery — 3.8%
13,600	Danaher Corp.	688,840
20,200	Deere & Co.	1,268,762
7,900	Ingersoll-Rand Co., Class A Shares	542,651
26,600	Pall Corp.	616,322
		3,116,575
	TOTAL INDUSTRIALS	9,867,555
INFORMATION TECHNOLOGY — 24.0%
Communications Equipment — 5.7%
22,700	ADTRAN, Inc.	606,317
76,900	Cisco Systems, Inc.*	1,604,134
53,200	Comverse Technology, Inc.*	907,592
18,000	QUALCOMM, Inc.	1,243,440
5,100	Research In Motion Ltd.*	314,517
		4,676,000
Computers & Peripherals — 6.3%
46,000	Dell Inc.*	1,631,620
31,000	EMC Corp.*	340,070
17,800	International Business Machines Corp.	1,549,846
18,300	Lexmark International, Inc., Class A Shares*	1,619,550
		5,141,086
Electronic Equipment & Instruments — 0.3%
6,400	Mettler-Toledo International Inc.* (a)	266,880
Internet Software & Services — 1.3%
34,000	Yahoo! Inc.*	1,047,200
IT Consulting & Services — 1.2%
39,900	Accenture Ltd., Class A Shares*	982,737
Semiconductor Equipment & Products — 2.9%
9,400	Analog Devices, Inc.	373,180
64,900	Intel Corp.	1,582,262
11,200	Linear Technology Corp.	437,920
		2,393,362

See Notes to Schedules of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 6.3%
30,600	Adobe Systems, Inc.	$1,290,708
114,800	Microsoft Corp.	3,267,208
16,100	SAP AG, Sponsored ADR	644,161
		5,202,077
	TOTAL INFORMATION TECHNOLOGY	19,709,342
TELECOMMUNICATION SERVICES — 2.7%
31,900	Sprint Corp.	595,892
35,400	Telefonaktiebolaget LM Ericsson, Sponsored ADR (a)*	945,534
16,500	Verizon Communications, Inc.	635,910
	TOTAL TELECOMMUNICATION SERVICES	2,177,336
	TOTAL COMMON STOCK (Cost — $ 74,344,799)	75,970,083

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 7.5%
$6,147,000	Federal Home Loan Bank, Discount Notes, due 8/2/04 (Cost — $6,147,000 )	6,147,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 80,491,799**)	$82,117,083
LOANED SECURITIES COLLATERAL
4,027,050	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $4,027,050)	$4,027,050
(a)	All or a portion of this security is on loan (See Note 3).
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedules of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio (“SBLCV”), Strategic Equity Portfolio (“SEP”) and Van Kampen Enterprise Portfolio (“VKEP”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At July 31, 2004, VKEP did not have any repurchase agreements outstanding.

Notes to the Schedule of Investments (unaudited) (continued)

3.	Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, SEP and VKEP had loaned securities having a market value of $36,651,265 and $3,941,427, respectively. SEP and VKEP received cash collateral amounting to $37,600,410 and $4,027,050 which were invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

At July 31, 2004, SBLCV did not have any securities on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup Chief Administrative Officer

Date	September 27, 2004